Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Total Navios Logistics' Stockholders' Equity	Noncontrolling Interest
Balance at Dec. 31, 2008	$ 299,952	$ 20	$ 281,798	$ 6,391	$ 288,209	$ 11,743
Balance, Number of Shares at Dec. 31, 2008		20,000
Contributions from noncontrolling shareholders	2,801					2,801
Acquisition of Hidronave S.A.	480					480
Net income	6,799			5,351	5,351	1,448
Balance at Dec. 31, 2009	310,032	20	281,798	11,742	293,560	16,472
Balance, Number of Shares at Dec. 31, 2009		20,000
Release of escrow shares	10,870		10,870		10,870
Contributions from noncontrolling shareholders	1,350					1,350
Dividends to noncontrolling shareholders	(470)					(470)
Net income	7,497			5,600	5,600	1,897
Balance at Dec. 31, 2010	329,279	20	292,668	17,342	310,030	19,249
Balance, Number of Shares at Dec. 31, 2010		20,000
Acquisition of noncontrolling interest (including transaction expenses)	(8,638)		10,850		10,850	(19,488)
Net income	584			(196)	(196)	780
Balance at Dec. 31, 2011	$ 321,225	$ 20	$ 303,518	$ 17,146	$ 320,684	$ 541
Balance, Number of Shares at Dec. 31, 2011		20,000